Acquisitions of Subsidiaries (Details)	1 Months Ended								12 Months Ended
	May. 31, 2015 CNY (¥)	May. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Nov. 30, 2014 CNY (¥)	Jan. 31, 2014 CNY (¥)	Jan. 31, 2014 USD ($)	Jul. 31, 2013 USD ($) item	Dec. 31, 2015 USD ($)	May. 31, 2015 USD ($)	Nov. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Purchase price was allocated as follows:
Investment income									$ 24,323,479
Allocated Value
Goodwill				$ 51,539,654					62,781,148			$ 51,600,039	$ 49,400,739
Samas
Purchase price was allocated as follows:
Number of owned leased commercial buildings | item								4
Allocated Value
Total consideration								$ 6,000,000
Cash								1,061,330
Total tangible assets acquired								5,192,503
Liabilities assumed								(3,085,972)
Goodwill								1,462,335
Deferred tax liabilities								(456,602)
Total								6,000,000
Samas | Favorable lease term
Allocated Value
Intangible assets acquired:								$ 1,379,556
Amortization Period								17 years 3 months 18 days
Samas | Customer relationship
Allocated Value
Intangible assets acquired:								$ 184,987
Amortization Period								17 years 3 months 18 days
Samas | Exclusive rights with Baidu
Allocated Value
Intangible assets acquired:								$ 261,863
Amortization Period								6 years 4 months 24 days
Hangzhou Kuyue
Purchase price was allocated as follows:
Investment made	¥ 39,500,000	$ 6,455,288	¥ 31,000,000	$ 5,066,175	¥ 70,500,000	¥ 25,000,000	$ 4,085,625
Consideration transferred					¥ 70,500,000						$ 11,521,463
Ownership interest held (as a percent)					79.00%	21.00%	21.00%				79.00%
Fair value of equity interest acquired	18,740,506									$ 2,221,396
Investment income	¥ 572,327	$ 90,835
Allocated Value
Cash									232,171
Total tangible assets acquired									2,360,024
Liabilities assumed									(4,737,860)
Goodwill									11,716,718
Deferred tax liabilities									(1,390,602)
Total									13,742,859
Hangzhou Kuyue | Software
Allocated Value
Intangible assets acquired:									$ 5,562,408
Amortization Period									10 years